Risk management - Financial liabilities based on contractual undiscounted payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 1,207,628	$ 1,318,357
Liquidity risk | Financial liabilities at fair value through profit and loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		91,493
Liquidity risk | Due to brokers
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		51,401
Liquidity risk | Loan interest payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	214,524	210,700
Liquidity risk | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	57,245	52,934
Liquidity risk | Loan capital
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	673,171	662,165
Liquidity risk | Capital provision asset subparticipations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	14,107	13,944
Liquidity risk | Third-party interests in consolidated entities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	248,581	235,720
Liquidity risk | Less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	49,924	180,342
Liquidity risk | Less than 3 months | Financial liabilities at fair value through profit and loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date		91,493
Liquidity risk | Less than 3 months | Due to brokers
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date		51,401
Liquidity risk | Less than 3 months | Loan interest payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	9,342	9,376
Liquidity risk | Less than 3 months | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	40,582	28,072
Liquidity risk | 3 to 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	10,751	10,616
Liquidity risk | 3 to 6 months | Loan interest payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	10,151	9,825
Liquidity risk | 3 to 6 months | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	600	791
Liquidity risk | 6 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	20,696	20,788
Liquidity risk | 6 to 12 months | Loan interest payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	19,493	19,201
Liquidity risk | 6 to 12 months | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	1,203	1,587
Liquidity risk | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	606,228	401,600
Liquidity risk | 1 to 5 years | Loan interest payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	163,596	138,155
Liquidity risk | 1 to 5 years | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	8,319	12,455
Liquidity risk | 1 to 5 years | Loan capital
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	434,313	250,990
Liquidity risk | Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	257,341	455,347
Liquidity risk | Greater than 5 years | Loan interest payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	11,942	34,143
Liquidity risk | Greater than 5 years | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	6,541	10,029
Liquidity risk | Greater than 5 years | Loan capital
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
No contractual maturity date	238,858	411,175
No Contractual Maturity Date
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	262,688	249,664
No Contractual Maturity Date | Capital provision asset subparticipations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	14,107	13,944
No Contractual Maturity Date | Third-party interests in consolidated entities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 248,581	$ 235,720